UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:            [_];  Amendment Number: ____

This Amendment (Check only one):    [_]   is a restatement
                                    [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Satoha Management Company, LLC

Address:  400 King Street, Building 3
          Chappaqua, New York 10514

Form 13F File Number: 28-10870

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Heffernan
Title:   Managing Member
Phone:   (914) 749-8801

Signature, Place, and Date of Signing:

    /s/ Mark Heffernan      Mount Kisco, New York         November 12, 2004
    -------------------     ---------------------         -----------------
    [Signature]             City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F File Number                Name

28-10699                              Satoha Management, L.P.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     0

Form 13F Information Table Value Total:     $0
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                            FORM 13F INFORMATION TABLE

                                                          Satoha Management Company, LLC
                                                                September 30, 2004


COLUMN 1               COLUMN  2      COLUMN 3    COLUMN 4             COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8
---------------     --------------   ---------   ---------     -------------------  -----------  ---------  --------------------
                                                   VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS      CUSIP     (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE
---------------     --------------   -----------  ---------     -------------------  ----------- --------- --------------------

    None               None             None        None         None     None None     None       None     None   None   None


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